Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Index 500 Portfolio
April 30, 2011
Prospectus

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	0.045%	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.055%	0.055%	0.055%
Total annual operating expenses	0.10%	0.20%	0.35%

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 3.

  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 6.

Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, imperfect correlation between the fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund's ability to achieve close correlation with its index.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 10.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

Effective September 1, 2011, the following information replaces the similar information found in the "Fund Management" section on page 10.

The fund's annual management fee rate is 0.045% of its average net assets.

VI5-11-02  October 21, 2011
1.797998.113

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Disciplined Small Cap Portfolio
April 30, 2011
Prospectus

The following information supplements the biographical information found under the heading "Portfolio Manager(s) in the "Fund Summary" section on page 4.

James Francis (portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 10.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

VDSC-11-01  October 21, 2011
1.832801.107

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Disciplined Small Cap Portfolio
April 30, 2011
Prospectus

The following information supplements the biographical information found under the heading "Portfolio Manager(s) in the "Fund Summary" section on page 4.

James Francis (portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 10.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

VDSCI-11-01  October 21, 2011
1.933381.100